Property, Plant and Equipment - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	kr 632	kr 510